Material accounting policies	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Material accounting policies

2.	Material accounting policies

The accounting policies and methods of computation followed in these unaudited condensed consolidated interim financial statements are the same as those followed in the preparation of the annual financial statements of the Company for the year ended December 31, 2024.